Voyage Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2022
Voyage Expenses and Commissions
Schedule of voyage expenses and commissions

	For the year ended December 31,
	2020	2021	2022
Brokers’ commissions on revenue	7,050	8,363	9,676
Bunkers’ consumption and other voyage expenses	14,833	11,067	4,584
Total	21,883	19,430	14,260